                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII Realty Securities Trust
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
REAL ESTATE INVESTMENT TRUSTS ("REITS") - 97.11%
APARTMENTS - 15.40%
American Campus Communities, Inc.                          17,200   $    475,752
AvalonBay Communities, Inc.                                 4,800        414,480
BRE Properties, Inc., Class A                               8,400        300,300
Camden Property Trust                                       7,400        308,062
Education Realty Trust, Inc.                               32,700        187,698
Equity Residential                                          7,900        309,285
Essex Property Trust, Inc.                                  3,000        269,850
Post Properties, Inc.                                       5,800        127,716
                                                                    ------------
Total Apartments (Cost $1,987,246)                                     2,393,143
                                                                    ------------
DIVERSIFIED - 7.74%
Lexington Realty Trust                                     10,500         68,355
Vornado Realty Trust                                       14,988      1,134,592
                                                                    ------------
Total Diversified (Cost $684,627)                                      1,202,947
                                                                    ------------
HEALTHCARE - 13.53%
HCP, Inc.                                                  23,000        759,000
National Health Investors, Inc.                             5,500        213,180
Nationwide Health Properties, Inc.                         15,650        550,098
Ventas, Inc.                                               12,200        579,256
                                                                    ------------
Total Healthcare (Cost $1,484,183)                                     2,101,534
                                                                    ------------
HOTELS & LODGING - 9.08%
Hospitality Properties Trust                               15,800        378,410
Host Hotels & Resorts, Inc.                                43,592        638,623
LaSalle Hotel Properties                                   16,900        393,770
                                                                    ------------
Total Hotels & Lodging (Cost $1,048,659)                               1,410,803
                                                                    ------------
INDUSTRIALS - 4.15%
AMB Property Corp.                                         16,300        444,012
EastGroup Properties, Inc.                                  5,300        200,022
                                                                    ------------
Total Industrials (Cost $530,792)                                        644,034
                                                                    ------------
MIXED - 2.21%
Liberty Property Trust                                     10,100        342,794
                                                                    ------------
Total Mixed (Cost $259,100)                                              342,794
                                                                    ------------
OFFICE PROPERTY - 14.28%
BioMed Realty Trust, Inc.                                  15,300        253,062

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
REITS (CONTINUED)
OFFICE PROPERTY (CONTINUED)
Boston Properties, Inc.                                    12,700   $    958,088
Douglas Emmett, Inc.                                       29,200        448,804
Highwoods Properties, Inc.                                 10,700        339,511
Kilroy Realty Corp.                                         7,100        218,964
                                                                    ------------
Total Office Property (Cost $1,525,954)                                2,218,429
                                                                    ------------
REGIONAL MALLS - 10.13%
CBL & Associates Properties, Inc.                           8,200        112,340
Simon Property Group, Inc.                                 16,131      1,353,391
Taubman Centers, Inc.                                       2,700        107,784
                                                                    ------------
Total Regional Malls (Cost $587,836)                                   1,573,515
                                                                    ------------
SELF STORAGE - 6.48%
Public Storage, Inc.                                       10,953      1,007,566
                                                                    ------------
Total Self Storage (Cost $392,583)                                     1,007,566
                                                                    ------------
SHOPPING CENTERS - 9.04%
Federal Realty Investment Trust                             6,500        473,265
Kimco Realty Corp.                                         33,600        525,504
Tanger Factory Outlet Centers, Inc.                         2,800        120,848
Weingarten Realty Investors                                13,200        284,592
                                                                    ------------
Total Shopping Centers (Cost $1,091,998)                               1,404,209
                                                                    ------------
SPECIALTY - 5.07%
Digital Realty Trust, Inc.                                 10,100        547,419
Rayonier, Inc.                                              5,300        240,779
                                                                    ------------
Total Specialty (Cost $594,406)                                          788,198
                                                                    ------------
TOTAL UNITED STATES REITS (Cost $10,187,384)                          15,087,172
                                                                    ------------
SHORT TERM INVESTMENT(UNITED STATES) - 2.61%
BlackRock Liquidity Funds Treasury Trust Fund             405,817        405,817
                                                                    ------------
TOTAL SHORT TERM INVESTMENT (Cost $405,817)                              405,817
                                                                    ------------
TOTAL INVESTMENTS - 99.72% (Cost $10,593,201)                         15,492,989
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.28%                             43,055
                                                                    ------------
NET ASSETS - 100.00%                                                $ 15,536,044
                                                                    ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS - 93.19%
AUSTRALIA - 3.74%
GPT Group                                              17,151,400   $  9,051,907
Stockland                                               2,949,940     10,803,357
                                                                    ------------
Total Austrailia (Cost $20,399,212)                                   19,855,264
                                                                    ------------
CHINA - 2.00%
Guangzhou R&F Properties Co., Ltd.                      6,500,000     10,648,190
                                                                    ------------
Total China (Cost $14,824,033)                                        10,648,190
                                                                    ------------
FRANCE - 11.44%
ICADE                                                      70,222      7,830,422
Klepierre                                                 408,756     16,083,872
Unibail-Rodamco SE                                        181,617     36,862,078
                                                                    ------------
Total France (Cost $61,686,862)                                       60,776,372
                                                                    ------------
GERMANY - 1.27%
DIC Asset AG                                              686,330      6,732,914
                                                                    ------------
Total Germany (Cost $18,271,649)                                       6,732,914
                                                                    ------------
HONG KONG - 25.30%
China Overseas Land & Investment, Ltd.                  9,724,256     21,966,522
Hang Lung Properties, Ltd.                              6,306,300     25,421,097
Hysan Development Co., Ltd.                             8,933,649     25,829,771
Kerry Properties, Ltd.                                  4,766,025     25,565,050
Lifestyle International Holdings, Ltd.                 12,417,700     22,421,491
Shangri-La Asia, Ltd.                                   6,761,685     13,271,354
                                                                    ------------
Total Hong Kong (Cost $107,616,872)                                  134,475,285
                                                                    ------------
ITALY - 1.81%
Immobiliare Grande Distribuzione                        4,744,862      9,624,037
                                                                    ------------
Total Italy (Cost $16,352,749)                                         9,624,037
                                                                    ------------
JAPAN - 15.84%
AEON Mall Co., Ltd.                                     1,045,540     22,054,359
Daiwa House Industry Co., Ltd.                          1,574,000     17,771,511
Mitsubishi Estate Co., Ltd.                               977,000     15,997,539
Mitsui Fudosan Co., Ltd.                                1,420,800     24,131,096

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Tokyu Land Corp.                                        1,105,000   $  4,221,800
                                                                    ------------
Total Japan (Cost $110,228,744)                                       84,176,305
                                                                    ------------
MALAYSIA - 1.74%
SP Setia Berhad                                         7,235,000      9,271,091
                                                                    ------------
Total Malaysia (Cost $12,010,299)                                      9,271,091
                                                                    ------------
NETHERLANDS - 1.56%
Corio NV                                                  123,800      8,281,085
                                                                    ------------
Total Netherlands (Cost $6,134,782)                                    8,281,085
                                                                    ------------
PHILIPPINES - 0.14%
Megaworld Corp.                                        26,287,000        744,575
                                                                    ------------
Total Philippines (Cost $1,093,682)                                      744,575
                                                                    ------------
SINGAPORE - 13.71%
Capitaland, Ltd.                                        6,369,600     18,087,559
City Developments, Ltd.                                 2,275,100     17,249,784
Hongkong Land Holdings, Ltd.                            4,585,000     23,245,950
Wing Tai Holdings, Ltd.                                11,024,960     14,273,579
                                                                    ------------
Total Singapore (Cost $76,141,075)                                    72,856,872
                                                                    ------------
SPAIN - 3.52%
Sol Melia, SA                                           2,172,154     18,722,425
                                                                    ------------
Total Spain (Cost $33,648,565)                                        18,722,425
                                                                    ------------
THAILAND - 1.90%
Central Pattana Public Co., Ltd.                        3,764,464      2,409,909
Central Pattana Public Co., Ltd. NVDR                  12,025,336      7,698,298
                                                                    ------------
Total Thailand (Cost $10,721,131)                                     10,108,207
                                                                    ------------
UNITED KINGDOM - 9.22%
British Land Co. plc                                      807,906      5,895,933
Derwent London plc                                        904,460     18,741,159
Great Portland Estates plc                              2,392,761     11,411,382
Land Securities Group plc                               1,017,600     10,465,577

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Shaftesbury plc                                           426,703   $  2,489,379
                                                                    ------------
Total United Kingdom (Cost $56,741,552)                               49,003,430
                                                                    ------------
TOTAL COMMON STOCKS (Cost $545,871,207)                              495,276,052
                                                                    ------------
SHORT TERM INVESTMENT(UNITED STATES) - 4.71%
BlackRock Liquidity Funds Treasury Trust Fund          25,014,022     25,014,022
                                                                    ------------
TOTAL SHORT TERM INVESTMENT (Cost $25,014,022)                        25,014,022
                                                                    ------------
TOTAL INVESTMENTS - 97.90% (Cost $570,885,229)                       520,290,074
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.10%                         11,146,164
                                                                    ------------
NET ASSETS - 100.00%                                                $531,436,238
                                                                    ============

NVDR Non-Voting Depositary Receipt

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS      VALUE
----------------------                                 ----------   ------------
COMMON STOCKS:
Real Estate ........................................        76.36%  $405,839,487
Consumer Cyclical ..................................        16.83%    89,436,565
                                                       ----------   ------------
Total Common Stocks ................................        93.19%   495,276,052
SHORT-TERM INVESTMENT ..............................         4.71%    25,014,022
                                                       ----------   ------------
TOTAL INVESTMENTS ..................................        97.90%   520,290,074
OTHER ASSETS IN EXCESS OF LIABILITIES ..............         2.10%    11,146,164
                                                       ----------   ------------
NET ASSETS .........................................       100.00%  $531,436,238
                                                       ==========   ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS - 57.45%
AUSTRALIA - 2.84%
GPT Group                                               3,500,000   $  1,847,177
Stockland                                               1,031,960      3,779,274
                                                                    ------------
Total Austrailia (Cost $5,230,340)                                     5,626,451
                                                                    ------------
CHINA - 1.12%
Guangzhou R&F Properties Co., Ltd.                      1,350,000      2,211,547
                                                                    ------------
Total China
(Cost $2,386,800)                                                      2,211,547
                                                                    ------------
FRANCE - 8.25%
ICADE                                                      29,850      3,328,559
Klepierre                                                  97,217      3,825,328
Unibail-Rodamco                                            45,150      9,163,915
                                                                    ------------
Total France (Cost $15,770,444)                                       16,317,802
                                                                    ------------
GERMANY - 0.60%
DIC Asset AG                                              120,378      1,180,911
                                                                    ------------
Total Germany (Cost $3,402,129)                                        1,180,911
                                                                    ------------
HONG KONG - 16.09%
China Overseas Land & Investment, Ltd.                  2,580,168      5,828,448
Hang Lung Properties, Ltd.                              1,474,900      5,945,416
Hysan Development Co., Ltd.                             1,871,048      5,409,743
Kerry Properties, Ltd.                                  1,149,123      6,163,918
Lifestyle International Holdings, Ltd.                  2,841,400      5,130,453
Shangri-La Asia, Ltd.                                   1,712,400      3,360,977
                                                                    ------------
Total Hong Kong (Cost $28,631,510)                                    31,838,955
                                                                    ------------
ITALY - 0.95%
Immobiliare Grande Distribuzione                          928,200      1,882,675
                                                                    ------------
Total Italy (Cost $3,551,954)                                          1,882,675
                                                                    ------------
JAPAN - 8.61%
AEON Mall Co., Ltd.                                       217,600      4,590,000
Daiwa House Industry Co., Ltd.                            370,000      4,177,547
Mitsubishi Estate Co., Ltd.                               193,500      3,168,397

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Mitsui Fudosan Co., Ltd.                                  300,000   $  5,095,248
                                                                    ------------
Total Japan (Cost $20,679,687)                                        17,031,192
                                                                    ------------
NETHERLANDS - 1.09%
Corio NV                                                   32,315      2,161,577
                                                                    ------------
Total Netherlands (Cost $1,180,910)                                    2,161,577
                                                                    ------------
SINGAPORE - 8.51%
Capitaland, Ltd.                                        1,681,050      4,773,626
City Developments, Ltd.                                   593,300      4,498,394
Hongkong Land Holdings, Ltd.                            1,045,000      5,298,150
Wing Tai Holdings, Ltd. *                               1,750,000      2,265,656
                                                                    ------------
Total Singapore (Cost $16,474,743)                                    16,835,826
                                                                    ------------
SPAIN - 2.18%
Sol Melia, SA                                             500,000      4,309,645
                                                                    ------------
Total Spain (Cost $5,665,392)                                          4,309,645
                                                                    ------------
THAILAND - 1.30%
Central Pattana Public Co., Ltd. NVDR                   4,022,100      2,574,841
                                                                    ------------
Total Thailand (Cost $2,997,272)                                       2,574,841
                                                                    ------------
UNITED KINGDOM - 5.91%
British Land Co. plc                                      153,333      1,118,993
Derwent London plc                                        210,000      4,351,374
Great Portland Estates plc                                428,909      2,045,522
Land Securities Group plc                                 260,000      2,673,988
Shaftesbury plc                                           260,000      1,516,837
                                                                    ------------
Total United Kingdom (Cost $11,035,806)                               11,706,714
                                                                    ------------
TOTAL COMMON STOCKS (Cost $117,006,987)                              113,678,136
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS ("REITS") - 35.10%
UNITED STATES - 35.10%
AMB Property Corp.                                         91,600      2,495,184
American Campus Communities, Inc.                         100,300      2,774,298

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
REITS (CONTINUED)
UNITED STATES (CONTINUED)
Boston Properties, Inc.                                    87,000   $  6,563,280
Digital Realty Trust, Inc.                                 40,500      2,195,100
Douglas Emmett, Inc.                                      181,300      2,786,581
Essex Property Trust, Inc.                                 47,700      4,290,615
Federal Realty Investment Trust                            60,200      4,383,162
HCP, Inc.                                                 127,300      4,200,900
Highwoods Properties, Inc.                                 65,600      2,081,488
Hospitality Properties Trust                               72,900      1,745,955
Host Hotels & Resorts, Inc.                               292,729      4,288,480
Nationwide Health Properties, Inc.                         57,700      2,028,155
Public Storage, Inc.                                       63,800      5,868,962
Simon Property Group, Inc.                                114,857      9,636,502
Tanger Factory Outlet Centers, Inc.                        37,000      1,596,920
Taubman Centers, Inc.                                      33,900      1,353,288
Ventas, Inc.                                               87,600      4,159,248
Vornado Realty Trust                                       92,510      7,003,006
                                                                    ------------
Total United States (Cost $57,104,068)                                69,451,124
                                                                    ------------
TOTAL UNITED STATES REITS (Cost $57,104,068)                          69,451,124
                                                                    ------------
SHORT TERM INVESTMENT (UNITED STATES)- 7.80%
BlackRock Liquidity Funds Treasury Trust Fund          15,448,478     15,448,478
                                                                    ------------
TOTAL SHORT TERM INVESTMENT (Cost $15,448,478)                        15,448,478
                                                                    ------------
TOTAL INVESTMENTS - 100.35% (Cost $189,559,533)                      198,577,738
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.35%)                         (695,833)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $197,881,905
                                                                    ============

*    Denotes non-income producing security.

NVDR Non-Voting Depositary Receipt

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2010
                                   (UNAUDITED)

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS       VALUE
----------------------                                 ----------   ------------
COMMON STOCKS:
Real Estate ........................................        80.97%  $160,205,607
Consumer Cyclicals .................................        11.58%    22,923,653
                                                       ----------   ------------
Total Common Stocks ................................        92.55%   183,129,260
SHORT TERM INVESTMENT ..............................         7.80%    15,448,478
                                                       ----------   ------------
TOTAL INVESTMENTS ..................................       100.35%   198,577,738
LIABILITIES IN EXCESS OF OTHER ASSETS ..............        (0.35)%     (695,833)
                                                       ----------   ------------
NET ASSETS .........................................       100.00%  $197,881,905
                                                       ==========   ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2010
                                   (UNAUDITED)

A. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Funds in preparation of their financial statements.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's Price Valuation Committee under procedures adopted by the Trust's Board of Trustees.

Most foreign markets close before the close of trading on the New York Stock Exchange ("NYSE"). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund's share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust's Price Valuation Committee, established by the Trust's Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

FAIR VALUE MEASUREMENTS: The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund's investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management's own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value heirarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

     -    Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

                         E.I.I. REALTY SECURITIES TRUST

                                 MARCH 31, 2010
                                   (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds' investments by the above fair value hierarchy levels as of March 31, 2010:

                                                                 LEVEL 2       LEVEL 3
                                     TOTAL         LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                   VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
E.I.I. REALTY SECURITIES FUND   MARCH 31, 2010      PRICE         INPUT         INPUT
-----------------------------   --------------   -----------   -----------   ------------
Investments in Securities *       $15,492,989    $15,492,989       $--           $--
                                  -----------    -----------       ---           ---
   TOTAL                          $15,492,989    $15,492,989       $--           $--
                                  ===========    ===========       ===           ===

*    See Schedule of Investment for industry or sector breakouts.

                                                                  LEVEL 2       LEVEL 3
                                    TOTAL           LEVEL 1     SIGNIFICANT   SIGNIFICANT
E.I.I. INTERNATIONAL PROPERTY      VALUE AT         QUOTED       OBSERVABLE   UNBSERVABLE
            FUND                MARCH 31, 2010       PRICE         INPUT         INPUT
-----------------------------   --------------   ------------   -----------   -----------
Common Stocks                                                                     --
   Australia                     $ 19,855,264    $ 19,855,264    $       --      $--
   China                           10,648,190      10,648,190            --       --
   France                          60,776,372      60,776,372            --       --
   Germany                          6,732,914       6,732,914            --       --
   Hong Kong                      134,475,285     134,475,285            --       --
   Italy                            9,624,037       9,624,037            --       --
   Japan                           84,176,305      84,176,305            --       --
   Malaysia                         9,271,091       9,271,091            --       --
   Netherlands                      8,281,085       8,281,085            --       --
   Philippines                        744,575         744,575            --       --
   Singapore                       72,856,872      72,856,872            --       --
   Spain                           18,722,425      18,722,425            --       --
   Thailand                        10,108,207       7,698,298     2,409,909       --
   United Kingdom                  49,003,430      49,003,430            --       --
Short Term Investments             25,014,022      25,014,022            --       --
                                 ------------    ------------    ----------      ---
      TOTAL                      $520,290,074    $517,880,165    $2,409,909      $--
                                 ============    ============    ==========      ===

                                                                 LEVEL 2       LEVEL 3
                                   TOTAL          LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                 VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
E.I.I. GLOBAL PROPERTY FUND   MARCH 31, 2010       PRICE         INPUT         INPUT
---------------------------   --------------   ------------   -----------   -------------
Investments in Securities*     $198,577,738    $198,577,738       $--           $--
                               ------------    ------------       ---           ---
   TOTAL                       $198,577,738    $198,577,738       $--           $--
                               ============    ============       ===           ===

*  See Schedule of Investments for geographic or sector breakouts.

                         E.I.I. REALTY SECURITIES TRUST

                                 MARCH 31, 2010
                                   (UNAUDITED)

FOREIGN CURRENCY TRANSLATION: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the translation date.

The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2010 for each Fund were as follows:

FUND                                     COST       APPRECIATION   (DEPRECIATION)        NET
----                                 ------------   ------------   --------------   ------------
E.I.I. Realty Securities Fund        $ 10,593,201    $ 4,907,887    $     (8,099)   $  4,899,788
E.I.I. International Property Fund    570,885,229     41,414,813     (92,009,968)    (50,595,555)
E.I.I. Global Property Fund           189,559,533     20,624,726     (11,606,521)      9,018,205

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII Realty Securities Trust


By (Signature and Title)* /s/ Richard J. Adler
                          -----------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (principal executive officer)

Date 5/12/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Richard J. Adler
                          -----------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (principal executive officer)

Date 5/12/10


By (Signature and Title)* /s/ Michael J. Meagher
                          -----------------------------------------
                          Michael J. Meagher, Vice President and
                          Treasurer
                          (principal financial officer)

Date 5/12/10

* Print the name and title of each signing officer under his or her signature.